Net Income Per Class A Share - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended									8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Income from continuing operations	$ 68,553		$ 55,974							$ 35,346	$ 186,470	$ 162,202	$ 214,139	$ 165,990	$ 35,346
Income from continuing operations attributable to noncontrolling interest	(46,038)		(40,208)							(5,408)	(126,924)	(117,460)	(155,220)	(124,215)	(35,346)
Income from continuing operations attributable to Class A shares - basic and diluted	22,515		15,766							29,938	59,546	44,742	58,919	41,775
Income from discontinued operations	0		13,949								16,216	13,949	30,563	0	0
Income from discontinued operations attributable to noncontrolling interest			(10,231)								(11,434)	(10,231)	(22,417)
Income from discontinued operations attributable to Class A shares - basic and diluted			3,718								4,782	3,718	8,146
Net income attributable to Class A shares - basic and diluted	$ 22,515	$ 18,605	$ 19,484	$ 13,146	$ 15,830	$ 8,722	$ 11,025	$ 10,680	$ 11,348	$ 29,938	$ 64,328	$ 48,460	$ 67,065	$ 41,775	$ 29,938
Denominator:
Basic weighted average Class A shares outstanding (in shares)	93,165,443		71,005,052							57,502,158	89,440,552	70,991,129	70,997,589	61,733,136	57,502,158
Effect of dilutive shares for diluted net income per Class A share (in shares)	157,497		196,739							249,331	204,557	183,141	188,085	183,410
Weighted average shares for diluted net income per Class A share (in shares)	93,322,940		71,201,791							57,751,489	89,645,109	71,174,270	71,185,674	61,916,546	57,751,489